BORROWINGS AND LEASES (Tables)	6 Months Ended
Jun. 28, 2019
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the Group’s borrowings as at the dates presented:

	28 June 2019	31 December 2018
	€ million	€ million
Non-current:
US$525 million 3.50% Notes 2020	460	456
US$250 million 3.25% Notes 2021	218	216
US$300 million 4.50% Notes 2021	262	261
€350 million Floating Rate Note 2021	350	350
€700 million 0.75% Notes 2022	698	697
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024	496	495
€350 million 2.38% Notes 2025	346	346
€250 million 2.75% Notes 2026	248	248
€400 million 1.50% Notes 2027	395	395
€500 million 1.75% Notes 2028	493	493
€500 million 1.125% Notes 2029 [1]	492	—
€500 million 1.88% Notes 2030	495	495
Term loan 2018-2021[2]	100	274
Lease obligations[3]	275	53
Total non-current borrowings	5,676	5,127

Current:
€350 million 2.00% Notes 2019	350	349
EUR commercial paper	170	120
Lease obligations[3]	100	22
Total current borrowings	620	491

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[1] In April 2019, the Group issued €500 million, 1.125% notes due 2029.
[2] In May and June 2019, €175 million due in 2020 and 2021 were repaid prior to maturity. As at 28 June 2019, €100 million of the term loan remains outstanding with annual repayments due 2021.
[3] As at 28 June 2019 these amounts represent the present value of the majority of the Group’s lease obligations, including the effects of adopting IFRS 16. Refer to Note 2 for further details. As at 31 December 2018 these amounts only included the Group’s finance lease obligations.